Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates used in Preparing Financial Statements	The following table outlines the currency exchange rates that were used in preparing the accompanying unaudited interim condensed consolidated financial statements:
	March 31, 2025	June 30, 2024
US$ to NT$ fiscal year end	33.19	32.45
US$ to NT$ average rate	32.50	31.83
US$ to CNY fiscal year end	7.26	7.27
US$ to CNY average rate	7.21	7.23
US$ to HKD fiscal year end	7.78	7.81
US$ to HKD average rate	7.78	7.82
The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:
	June 30, 2024	June 30, 2023
US$ to NT$ fiscal year end	32.45	31.14
US$ to NT$ average rate	31.83	30.71
US$ to CNY fiscal year end	7.27	7.25
US$ to CNY average rate	7.23	6.95
US$ to HKD fiscal year end	7.81	7.84
US$ to HKD average rate	7.82	7.84

Schedule of Intangible Assets are stated at Cost less Accumulated Amortization and Impairment

The Company’s intangible assets are stated at cost less accumulated amortization and impairment, if any, and amortized on a straight-line basis over the estimated useful lives of the assets.

Category	Estimated useful lives

Software	3 years
Patents	6 years

The Company’s intangible assets are stated at cost less accumulated amortization and impairment, if any, and amortized on a straight-line basis over the estimated useful lives of the assets.

Category	Estimated useful lives

Software	3 years
Patents	6 years

Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated useful lives

Lab equipment	3 to 5 years
Computer equipment	3 to 5 years
Furniture and fixtures	3 to 5 years
Leasehold improvements	3 years
Estimated useful lives are as follows:
Category	Estimated useful lives

Lab equipment	3 to 5 years
Computer equipment	3 to 5 years
Furniture and fixtures	3 to 5 years
Leasehold improvements	3 years